Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 10,389	$ 9,273	$ 7,002
Less: accumulated depreciation	(7,132)	(5,845)	(3,799)
Property, plant and equipment, net	3,257	3,428	3,203
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,311	3,727	3,187
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,285	2,333	2,079
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,639	1,631	1,622
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,097	1,475
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 57	$ 107	$ 114